UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.3%
Arizona 2.0%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,648,399
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,016,270
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,044,750
Series G, 144A, 5.0%, 7/1/2051	550,000	555,181
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,029,940
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	700,750
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	3,944,227
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,372,300
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,756,317
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,759,187
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,616,785
Series A, 6.625%, 12/1/2046	1,400,000	1,473,108
		21,917,214
California 7.4%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	3,800,000	3,668,216
Series A-2, 5.0%, 6/1/2047	7,740,000	7,471,577
Series A-1, 5.25%, 6/1/2047	2,400,000	2,405,472
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	12,553,800
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,212,864
California, State General Obligation:
5.5%, 3/1/2040	5,130,000	5,296,674
5.75%, 4/1/2031	16,000,000	16,049,120
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,280,607
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, Green Bonds, AMT, 144A, 7.5%, 12/1/2040	3,000,000	2,884,740
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,391,456
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,866,416
Series A, 5.5%, 12/1/2054	1,305,000	1,404,023
Series A, 144A, 5.5%, 12/1/2058	1,130,000	1,235,926
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	527,480
Series A, 6.0%, 10/1/2042	1,000,000	1,063,570
Series A, 6.0%, 10/1/2047	1,000,000	1,061,520
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	700,563
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,102,909
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,543,898
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,820,168
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,390,102
		79,931,101
Colorado 3.4%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,087,560
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,429,814
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	7,985,147
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,052,460
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,726,193
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,150,774
Series A, 5.0%, 12/1/2035	2,500,000	2,710,125
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	1,630,000	1,781,932
Series A, 5.0%, 12/1/2048	2,610,000	2,842,316
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,365,486
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,218,826
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	1,170,000	1,270,363
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	2,365,000	2,382,436
		37,003,432
Connecticut 1.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	8,000,000	8,434,240
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	18,966,645	649,607
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	951,067
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,016,860
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,510,245
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	960,000	982,762
		13,544,781
District of Columbia 0.2%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	882,963
Series A, 5.0%, 7/1/2052	1,305,000	1,315,518
		2,198,481
Florida 3.6%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	2,310,000	2,262,183
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,809,162
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	969,379
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	350,000	368,561
Series A, 5.0%, 2/15/2048	1,150,000	1,202,279
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,131,496
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,500,000	2,522,575
144A, 4.375%, 5/1/2050	2,100,000	2,119,635
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,315,000	1,384,077
7.0%, 5/1/2041	1,515,000	1,670,454
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,607,055
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	3,600,000	3,410,460
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,868,773
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,241,886
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,088,270
5.0%, 11/15/2044	2,500,000	2,635,575
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,183,350
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital:
5.0%, 8/1/2036	790,000	892,210
5.0%, 8/1/2037	1,010,000	1,133,725
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,284,936
Series A, 5.0%, 12/1/2055	1,120,000	1,192,878
		38,978,919
Georgia 2.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,291,520
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,037,845
Series B, 5.0%, 1/1/2030	1,715,000	1,995,591
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, Prerefunded, 6.125%, 9/1/2040	3,750,000	3,989,363
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	886,568
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,593,664
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	559,665
Series A, 5.5%, 8/15/2054	1,820,000	2,071,269
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	2,440,000	2,834,011
		27,259,496
Guam 0.5%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,122,254
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,834,836
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	874,992
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,259,052
		5,091,134
Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,541,275
Illinois 7.9%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	505,000	538,658
Series A, 5.0%, 12/1/2032	965,000	1,017,448
Series A, 5.0%, 12/1/2033	740,000	779,020
Series A, 5.0%, 12/1/2034	290,000	303,879
Series H, 5.0%, 12/1/2036	2,430,000	2,515,074
Chicago, IL, General Obligation, 5.5%, 1/1/2037	3,000,000	3,199,470
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,689,153
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,293,155
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, Prerefunded, 7.75%, 5/15/2030	1,675,000	1,793,071
Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,072,820
Series A, Prerefunded, 8.0%, 5/15/2046	3,500,000	3,754,870
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	4,435,000	4,515,185
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	6,405,000	7,008,031
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,500,000	6,806,250
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,585,691
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	900,000	44,415
Illinois, State Finance Authority Revenue, The Admiral at Lake Project, 5.25%, 5/15/2054	6,000,000	5,794,260
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,528,863
Illinois, State General Obligation:
5.0%, 2/1/2027	6,925,000	7,515,495
Series A, 5.0%, 10/1/2033	4,970,000	5,246,580
Series B, 5.0%, 10/1/2033	3,150,000	3,325,298
5.0%, 1/1/2035	1,800,000	1,866,636
Series A, 5.0%, 5/1/2035	5,000,000	5,237,400
Series A, 5.0%, 12/1/2038	2,890,000	2,999,184
Series A, 5.0%, 12/1/2039	6,210,000	6,428,840
Springfield, IL, Electric Revenue, Senior Lien, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,129,255
		84,988,001
Indiana 2.7%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	3,854,954
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,354,727
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,724,599
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,524,679
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,379,950
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,138,880
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., Prerefunded, 8.0%, 9/1/2041	4,000,000	4,601,640
		28,579,429
Iowa 0.6%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	2,635,000	2,749,675
Series A, 5.0%, 5/15/2048	3,535,000	3,678,203
		6,427,878
Kansas 0.6%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,554,225
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,690,000	1,689,899
		6,244,124
Kentucky 2.5%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	15,884,250
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,838,377
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,344,831
Series A, 5.25%, 6/1/2041	1,915,000	2,074,941
		27,142,399
Louisiana 1.9%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,404,071
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	774,163
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	12,001
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,164,650
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	5,810,000	5,735,748
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,972,807
		20,063,440
Maine 0.9%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,731,970
Maryland 2.1%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,410,625
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare:
Series A, 5.5%, 1/1/2046	11,080,000	12,308,440
Series A, 6.125%, 1/1/2036	3,250,000	3,537,365
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,702,500
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	910,000	945,581
Series B, 5.0%, 11/1/2047	1,365,000	1,412,420
		22,316,931
Massachusetts 0.5%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	108,958
144A, 5.0%, 11/15/2038	590,000	605,004
144A, 5.125%, 11/15/2046	590,000	603,765
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	300,000	312,081
144A, 5.0%, 10/1/2057	700,000	724,647
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,427,021
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Series I, Prerefunded, 7.25%, 1/1/2032	900,000	987,984
		5,769,460
Michigan 4.1%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,178,295
7.125%, 11/15/2043	1,500,000	1,386,525
144A, 7.5%, 11/15/2044	1,490,000	1,415,217
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,265,018
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,206,763
Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project:
Series A, 5.0%, 11/1/2047	2,385,000	2,414,956
Series A, 5.0%, 11/1/2052	1,185,000	1,194,871
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,370
5.5%, 5/15/2036	1,000,000	1,000,030
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,950,512
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,013,921
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	1,008,881
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,733,050
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	2,000,000	2,090,800
		43,859,209
Minnesota 0.8%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	920,000	938,704
5.0%, 6/1/2053	550,000	558,200
5.25%, 6/1/2058	1,495,000	1,537,294
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,096,470
Series A, 5.0%, 2/15/2053	2,815,000	3,063,001
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Metro Deaf School Project, Series A, 144A, 5.0%, 6/15/2048	1,000,000	992,310
		8,185,979
Mississippi 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,125,790
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,200,942
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,075,170
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,154,800
		13,556,702
Missouri 2.9%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,799,010
Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,335,256
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights, Series A, 5.25%, 5/15/2042	2,325,000	2,438,413
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,526,200
Series A, 5.0%, 8/15/2046	3,500,000	3,519,355
Series A, 5.25%, 8/15/2039	1,710,000	1,753,041
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	692,292
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,350,035
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village St. Louis Obligation Group, Series A, 5.25%, 9/1/2053	4,000,000	4,117,480
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,757,063
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,315,950
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,146,398
		30,750,493
Nebraska 1.3%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,537,605
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	1,979,167
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,562,675
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	555,000	637,578
Series A, 5.0%, 9/1/2029	695,000	802,878
Series A, 5.0%, 9/1/2033	1,530,000	1,775,902
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,268,320
		13,564,125
Nevada 0.4%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre, Series A, 5.0%, 9/1/2047	1,000,000	1,070,170
Nevada, Director of the State Department of Business & Industry Environment, Fulcrum Sierra Biofuels LLC Project, AMT, 144A, 6.625%, 12/15/2037	2,500,000	2,664,775
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	9,000,000	1,044,630
		4,779,575
New Hampshire 1.2%
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	743,561
Series A, 6.875%, 7/1/2041	2,825,000	2,992,438
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,139,422
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	945,054
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,813,076
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,148,380
		12,781,931
New Jersey 2.9%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	479,169
Series DDD, 5.0%, 6/15/2042	1,385,000	1,456,978
Series BBB, 5.5%, 6/15/2030	8,975,000	10,250,796
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	953,436
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,823,875
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,169,560
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,964,836
New Jersey, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2046	9,750,000	9,886,208
		30,984,858
New Mexico 0.7%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,816,125
New York 3.0%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	5,059,773
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	235,596
Series A, 5.75%, 2/15/2047	2,665,000	2,857,893
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	135,056
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	476,990
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,071,600
New York, State Liberty Development Corp., Liberty Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	8,000,000	8,341,360
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,613,142
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	835,000	948,418
AMT, 5.0%, 1/1/2034	835,000	944,218
AMT, 5.0%, 1/1/2036	835,000	935,835
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	631,241
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,165,000	1,051,727
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,124,967
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	362,175
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,132,026
		31,922,017
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,508,797
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,404,760
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,370,909
		7,284,466
North Dakota 0.6%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,110,160
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2043	2,080,000	2,209,085
Series C, 5.0%, 6/1/2048	2,365,000	2,498,268
		6,817,513
Ohio 4.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	12,100,000	11,358,875
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,567,023
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	2,480,000	2,724,999
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,376,861
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
Series A, 5.0%, 1/1/2037	595,000	619,181
5.0%, 1/1/2051	1,270,000	1,298,638
Series A, 5.0%, 1/1/2052	1,000,000	1,024,650
Prerefunded, 6.125%, 1/1/2031	1,605,000	1,718,827
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,720,725
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Series A, 5.25%, 11/15/2048	4,505,000	4,896,890
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,390,569
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	740,559
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,199,697
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,144,780
		48,782,274
Oklahoma 1.4%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project, Series B, 5.5%, 8/15/2057	5,870,000	6,493,289
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project:
5.25%, 11/15/2045	1,175,000	1,269,106
Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	6,902,545
		14,664,940
Oregon 0.1%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	205,021
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project, Series A, 5.0%, 11/15/2052	900,000	950,607
		1,155,628
Pennsylvania 3.5%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	504,840
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,433,607
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	475,000	489,701
5.0%, 12/1/2048	515,000	528,143
5.0%, 12/1/2053	750,000	763,260
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	938,007
5.25%, 7/1/2041	900,000	941,922
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project, 5.0%, 12/1/2047	2,725,000	2,812,527
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	415,000	439,609
Series A, 5.0%, 12/1/2048	1,085,000	1,136,494
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,045,528
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,537,275
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2034	8,005,000	8,787,409
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,126,763
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	21,760
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,333,542
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,386,267
Series A, 5.0%, 7/1/2049	1,590,000	1,607,156
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,912,529
		37,746,339
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	5,000,000	724,000
Series A-1, 5.0%, 7/1/2058	2,000,000	1,901,100
		2,625,100
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,443,612
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,435,165
		5,878,777
South Carolina 3.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,080,800
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,184,000	4,186,845
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,495,184
South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	1,800,000	1,816,596
5.0%, 4/1/2052	1,575,000	1,580,134
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,340,574
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,890,000	10,514,381
		33,014,514
Tennessee 0.8%
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	949,050
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027	6,435,000	7,352,567
		8,301,617
Texas 13.7%
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	675,000	711,288
5.0%, 7/15/2042	540,000	561,238
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,000,000
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,553,900
Zero Coupon, 1/1/2032	3,500,000	2,260,545
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,627,892
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,569,130
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	4,758,840
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,111,426
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,649,809
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,142,640
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4, 6.75%, 10/1/2032	640,000	640,704
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,833,800
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,099,120
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	3,125,000	3,202,156
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,449,346
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,942,649
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,650,143
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project:
Series A, 4.875%, 11/15/2048 *	1,000,000	496,420
Series A, 5.0%, 11/15/2055 *	3,430,000	1,701,863
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	4,501,700
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	2,830,000	2,974,330
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,834,922
Series A, 5.25%, 11/1/2038	15,000,000	15,698,100
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,735,951
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	2,250,000	2,251,305
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,801,472
5.25%, 10/1/2049	4,545,000	4,568,588
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	2,000,000	2,017,720
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	7,295,050
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	19,320,000	22,349,569
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,799,542
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,535,307
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	160,000	167,174
Prerefunded, 7.125%, 11/1/2040	3,580,000	3,891,818
		147,385,457
Utah 0.3%
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,144,988
Virginia 1.4%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,046,260
5.0%, 1/1/2046	1,530,000	1,577,353
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	409,847
Series B, 5.625%, 9/1/2041	5,332,000	3,596,434
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, 144A, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,174,601
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,124,800
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,468,082
144A, 5.0%, 9/1/2045	2,100,000	2,182,425
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,792,340
		15,372,142
Washington 1.8%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,021,874
5.0%, 12/1/2046	1,365,000	1,323,640
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,149,560
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,506,216
5.0%, 8/15/2035	1,175,000	1,280,327
5.0%, 8/15/2036	785,000	851,168
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	563,893
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,776,220
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	792,926
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,755,525
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,134,945
		19,156,294
West Virginia 1.0%
Monongalia County, WV, Commission Special District Excise Tax Revenue, University Town Center, Series A, 144A, 5.75%, 6/1/2043	500,000	515,155
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,127,494
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	5,218,850
6.5%, 10/1/2038	3,000,000	2,235,570
		11,097,069
Wisconsin 4.2%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	5,000,000	5,363,600
Series B, 5.0%, 7/1/2048	910,000	915,687
Wisconsin, Public Finance Authority Revenue, Maryland Proton Treatment Center LLC, Series A-1, 144A, 6.375%, 1/1/2048	1,750,000	1,799,035
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	5,500,000	5,828,900
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,672,340
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,081,320
5.0%, 7/1/2052	910,000	941,732
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,722,528
Wisconsin, Public Financing Authority, Retirement Facilities Revenue:
144A, 5.0%, 10/1/2043	875,000	887,600
144A, 5.0%, 10/1/2048	2,000,000	2,021,160
144A, 5.0%, 10/1/2053	4,050,000	4,077,418
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, Prerefunded, 5.625%, 4/15/2039	8,160,000	8,514,552
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,147,263
5.0%, 6/1/2041	955,000	979,085
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	200,000	204,712
Series A, 5.0%, 9/15/2045	270,000	275,584
Series A, 5.0%, 9/15/2050	1,080,000	1,100,120
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:, Series B, 5.0%, 9/15/2045	1,000,000	1,018,100
		45,550,736
Total Municipal Bonds and Notes (Cost $1,017,274,172)		1,045,908,333
Underlying Municipal Bonds of Inverse Floaters (a) 4.2%
Massachusetts 1.6%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 144A, 5.0%, 8/15/2037 (b)	15,000,000	16,877,475
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 12.80%, 8/15/2023, Leverage Factor at purchase date: 4 to 1
Michigan 1.0%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 144A, 5.0%, 4/15/2034 (b)	10,000,000	11,484,614
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 9.96%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 1.6%
Washington, State General Obligation, Series A-1, 144A, 5.0%, 8/1/2037 (b)	15,000,000	16,955,438
Trust: State General Obligation, Series XM0127, 144A, 12.80%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $44,998,811)		45,317,527
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,062,272,983)	101.5	1,091,225,860
Floating Rate Notes (a)	(2.7)	(29,170,000)
Other Assets and Liabilities, Net	1.2	13,294,587
Net Assets	100.0	1,075,350,447

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	18,966,645	12,391,457	649,607
Tarrant County, TX, Cultural Education Facilities Finance Corp.,Retirement Facilities Revenue, Mirador Project, Series A*	4.875%	11/15/2048	1,000,000	982,112	496,420
Tarrant County, TX, Cultural Education Facilities Finance Corp.,Retirement Facilities Revenue, Mirador Project, Series A*	5.00%	11/15/2055	3,430,000	3,374,448	1,701,863
				16,748,017	2,847,890

* Non-income producing security.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$1,091,225,860	$—	$1,091,225,860
Total	$—	$1,091,225,860	$—	$1,091,225,860

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019